SUBSEQUENT EVENTS - Techgen Refinancing (Details) - Techgen Refinancing	Feb. 13, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Original principal amount	$ 640,000,000
Ternium S.A. and Ternium Investments S.a r.l.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of the debt service coverage ratio covered by stand-by letters of credit	48.00%
Amount of the debt service coverage ratio covered by stand-by letters of credit	$ 21,400,000